Shareholder Report, Line Graph (Details) - USD ($)								1 Months Ended																																																																																																																								2 Months Ended			3 Months Ended	4 Months Ended	5 Months Ended		6 Months Ended
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Sprott Gold Miners ETF
Account Value [Line Items]
Accumulated Value							$ 10,000.00																																																																																																																															$ 9,994.30	$ 17,221.15	$ 16,334.49	$ 15,341.55	$ 15,654.40	$ 14,940.91	$ 14,499.77	$ 16,264.54	$ 16,650.64	$ 17,938.70		$ 17,391.85	$ 13,668.49	$ 10,755.82	$ 8,880.63	$ 11,481.97	$ 11,468.04	$ 11,705.27	$ 11,078.29	$ 12,067.52	$ 7,394.53
Sprott Junior Gold Miners ETF
Account Value [Line Items]
Accumulated Value						$ 10,000.00																																																								$ 16,259.06																																																																				$ 11,294.46					16,941.20	14,795.40	14,064.46	12,735.20	13,192.31	12,608.25	18,158.37	19,084.18	21,505.14		14,886.68	12,855.02	10,757.11	9,185.80	12,540.76	13,350.13	13,205.95	13,762.31	13,662.22	8,126.55
Sprott Critical Materials ETF
Account Value [Line Items]
Accumulated Value			$ 10,000.00																																																																																																																																		$ 8,638.36		7,683.36	8,565.11	8,840.27
Sprott Lithium Miners ETF
Account Value [Line Items]
Accumulated Value			10,000.00																																																																																																																																		9,238.00		3,647.82	3,985.20	6,423.14
SPROTT URANIUM MINERS ETF
Account Value [Line Items]
Accumulated Value				$ 10,000.00																																																										10,556.00																																																																									37,730.66	45,019.20	43,560.25	29,383.19	27,818.30	25,025.11	31,564.42	25,774.82	17,411.76	$ 11,316.00
Sprott Junior Uranium Miners ETF
Account Value [Line Items]
Accumulated Value			10,000.00																																																																																																																																		8,430.40		9,915.85	12,436.02	12,004.72
Sprott Junior Copper Miners ETF
Account Value [Line Items]
Accumulated Value			10,000.00																																																																																																																																		9,458.93		10,434.45	11,036.20	9,281.70
Sprott Nickel Miners ETF
Account Value [Line Items]
Accumulated Value		$ 10,000.00																																																																																																																																	$ 10,381.83				6,466.01	7,708.15	8,156.78
Sprott Copper Miners ETF
Account Value [Line Items]
Accumulated Value	$ 10,000.00																																																																																																																																			$ 12,686.64			10,708.21
Sprott Gold Equity Fund (Institutional Class)
Account Value [Line Items]
Accumulated Value					$ 1,000,000			$ 1,601,456	$ 1,729,229	$ 1,835,808	$ 1,763,629	$ 1,681,314	$ 1,589,171	$ 1,451,569	$ 1,545,556	$ 1,456,484	$ 1,421,162	$ 1,183,431	$ 1,231,960	$ 1,324,411	$ 1,337,311	$ 1,182,203	$ 1,145,038	$ 1,272,196	$ 1,336,083	$ 1,303,832	$ 1,367,412	$ 1,457,712	$ 1,437,441	$ 1,221,210	$ 1,396,283	$ 1,295,540	$ 1,293,920	$ 1,080,354	$ 1,104,797	$ 1,095,325	$ 1,227,620	$ 1,218,760	$ 1,409,410	$ 1,538,650	$ 1,665,750	$ 1,575,008	$ 1,409,716	$ 1,488,543	$ 1,478,155	$ 1,505,652	$ 1,369,080	$ 1,494,042	$ 1,564,009	$ 1,531,928	$ 1,729,911	$ 1,529,789	$ 1,440,269	$ 1,452,490	$ 1,588,145	$ 1,682,860	$ 1,556,981	$ 1,649,251	$ 1,691,720	$ 1,809,655	$ 1,823,098	1,560,037	$ 1,467,155	$ 1,307,058	$ 979,529	$ 1,122,823	$ 1,250,535	$ 1,273,755	$ 1,152,459	$ 1,186,068	$ 1,142,988	$ 1,291,476	$ 1,172,930	$ 1,109,685	$ 959,364	$ 934,005
Sprott Gold Equity Fund (Investor Class)
Account Value [Line Items]
Accumulated Value							10,000	16,103	17,394	18,470	17,748	16,922	16,000	14,618	15,568	14,674	14,324	11,929	12,420			11,929	11,557	12,842	13,489	13,167	13,811	14,727	14,527		14,118	13,105	13,089	10,931	11,184	11,090	12,433	12,345	14,279	15,590	16,886	15,968	14,297	15,100	14,997	15,281	13,901	15,172	15,884	15,562	17,577	15,547	14,641		16,149	17,117	15,840	16,786	17,220	18,423	18,563	15,890	14,947	13,320	9,988		12,751	12,992	11,755	12,102	11,665	13,182	11,971	11,327	9,797		$ 9,541	$ 10,166	$ 10,350	$ 10,300	$ 9,607	$ 8,776	$ 9,060	$ 9,300	$ 9,272	$ 10,347	$ 10,687	$ 10,943	$ 10,884	$ 10,712	$ 10,593	$ 11,590	$ 11,487	$ 11,131	$ 11,530	$ 12,411	$ 11,590	$ 11,324	$ 11,409	$ 11,387	$ 11,602	$ 11,555	$ 12,124	$ 10,547	$ 10,465	$ 12,280	$ 13,289	$ 12,914	$ 14,591	$ 13,413	$ 11,068	$ 12,473	$ 9,906	$ 9,528	$ 7,623	$ 7,511	$ 7,536	$ 8,132	$ 7,708	$ 8,008	$ 7,755	$ 9,363	$ 10,041	$ 10,119	$ 9,385	$ 10,525	$ 11,043	$ 13,355	$ 13,492
S And P 500 T R 2 [Member]
Account Value [Line Items]
Accumulated Value					1,000,000			2,230,461	2,284,929	2,158,238	2,177,989	2,132,447	2,081,945	2,056,908	1,985,658	1,891,852	1,972,414	1,910,930	1,814,067	1,784,087	1,706,557	1,563,747	1,597,334	1,677,304	1,704,441	1,651,390	1,549,037	1,542,333	1,518,630	1,464,849	1,501,484	1,412,717	1,499,086	1,419,745	1,313,410	1,446,644	1,508,149	1,380,830	1,505,064	1,502,308	1,645,827	1,586,906	1,635,886	1,725,158	1,651,160	1,662,680	1,553,817	1,629,610	1,581,523	1,544,825	1,509,585	1,499,114	1,423,162	1,363,449	1,326,861	1,340,393	1,290,765	1,163,413	1,195,198	1,242,406	1,159,090	1,097,223	1,075,827	1,026,917	910,231	1,038,499	1,131,656	1,132,100	1,098,932	1,060,439	1,037,958	1,018,894	1,035,293	1,020,625	953,430	1,018,131
S&P 500 TR
Account Value [Line Items]
Accumulated Value							10,000	34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859			24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322		23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856		20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979		17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642		15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	27,399	26,208
S And P 500 Total Return Index 1 [Member]
Account Value [Line Items]
Accumulated Value							10,000.00																																																																																																																															10,322.97	34,253.95	31,588.64	27,398.84	25,360.98	21,695.58	21,205.88	26,493.86	23,724.43	20,584.89		16,521.84	16,876.67	14,642.15	14,535.08	14,108.46	13,676.94	12,334.30	11,130.91	10,500.10	10,300.84
S And P 500 Total Return Index 3 [Member]
Account Value [Line Items]
Accumulated Value						10,000.00																																																								16,546.63																																																																				10,136.85					33,636.36	31,019.11	26,904.85	24,903.73	21,304.42	20,823.55	26,016.18	23,296.68	20,213.75		16,223.96	16,572.39	14,378.16	14,273.02	13,854.09	13,430.35	12,111.92	10,930.22	10,310.79	10,115.12
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000.00																																																																																																																																		10,884.57		14,701.31	13,557.40	11,759.19
S And P 500 Total Return Index 4 [Member]
Account Value [Line Items]
Accumulated Value				10,000.00																																																										10,137.98																																																																									20,608.72	19,005.16	16,484.38	15,258.31	13,053.04	12,758.42	15,939.90	14,273.69	12,384.80	9,940.29
S And P 500 Total Return Index 7 [Member]
Account Value [Line Items]
Accumulated Value		10,000.00																																																																																																																																	11,167.43				15,083.36	13,909.72	12,064.79
S And P 500 Total Return Index 8 [Member]
Account Value [Line Items]
Accumulated Value	10,000.00																																																																																																																																			10,799.98			11,711.23
Phlx Gold And Silver Index Tr 2 [Member]
Account Value [Line Items]
Accumulated Value					$ 1,000,000			1,925,134	2,110,094	2,256,193	2,220,342	2,150,027	2,123,938	1,914,618	2,020,443	1,854,595	1,763,474	1,458,868	1,570,020	$ 1,737,173	$ 1,703,345	1,531,840	1,478,910	1,617,893	1,740,373	1,643,217	1,674,328	1,828,319	1,792,279	$ 1,544,438	1,811,005	1,638,606	1,634,301	1,395,081	1,361,770	1,318,956	1,457,785	1,489,132	1,721,894	1,903,185	2,113,235	1,898,492	1,661,213	1,759,216	1,726,446	1,715,037	1,573,773	1,767,931	1,891,941	1,857,183	2,153,532	1,864,182	1,762,156	$ 1,707,156	1,807,864	1,880,778	1,755,205	1,826,319	1,861,829	2,004,058	2,007,010	1,677,327	1,558,576	1,474,205	1,023,760	$ 1,218,683	1,344,515	1,382,566	1,234,127	1,234,550	1,140,653	1,276,094	1,129,208	1,083,523	900,974	$ 914,924
PHLX Gold & Silver Index TR
Account Value [Line Items]
Accumulated Value							10,000	$ 22,512	$ 24,675	$ 26,383	$ 25,964	$ 25,142	$ 24,837	$ 22,389	$ 23,626	$ 21,687	$ 20,622	$ 17,060	$ 18,359			$ 17,913	$ 17,294	$ 18,919	$ 20,351	$ 19,215	$ 19,579	$ 21,380	$ 20,958		$ 21,177	$ 19,161	$ 19,111	$ 16,314	$ 15,924	$ 15,423	$ 17,047	$ 17,413	$ 20,135	$ 22,255	$ 24,712	$ 22,200	$ 19,426	$ 20,572	$ 20,189	$ 20,055	$ 18,403	$ 20,674	$ 22,124	$ 21,717	$ 25,183	$ 21,799	$ 20,606		$ 21,141	$ 21,993	$ 20,525	$ 21,356	$ 21,772	$ 23,435	$ 23,469	19,614	$ 18,226	$ 17,239	$ 11,972		$ 15,722	$ 16,167	$ 14,432	$ 14,436	$ 13,338	$ 14,922	$ 13,205	$ 12,670	$ 10,536		$ 10,699	$ 11,472	$ 11,383	$ 11,448	$ 10,597	$ 9,655	$ 9,619	$ 9,749	$ 9,902	$ 11,544	$ 12,181	$ 12,433	$ 12,102	$ 12,090	$ 11,642	$ 13,033	$ 12,677	$ 12,059	$ 12,569	$ 13,375	$ 12,654	$ 11,979	$ 12,362	$ 12,299	$ 12,391	$ 12,491	$ 13,545	$ 11,640	$ 11,786	$ 12,824	$ 13,864	$ 13,289	$ 16,246	$ 14,384	$ 11,867	$ 13,669	$ 10,233	$ 9,399	$ 6,755	$ 6,654	$ 6,777	$ 7,546	$ 6,780	$ 7,093	$ 6,959	$ 9,233	$ 10,185	$ 10,636	$ 9,557	$ 11,210	$ 11,556	$ 20,314	$ 19,918
M S C I All Country World Index 1 [Member]
Account Value [Line Items]
Accumulated Value							10,000.00																																																																																																																															10,513.75	24,183.38	22,909.69	20,583.58	19,191.02	16,843.92	16,468.86	20,632.96	19,547.76	17,406.29		13,601.77	14,463.20	12,901.23	12,723.02	13,070.24	12,848.88	11,686.93	10,308.72	9,943.84	9,942.88
Solactive Gold Miners Custom Factors Index T R 1 [Member]
Account Value [Line Items]
Accumulated Value							$ 10,000.00																																																																																																																															$ 10,037.09	18,762.13	17,746.34	16,599.57	16,869.89	16,021.31	15,487.64	17,188.98	17,640.44	18,929.34		18,314.85	14,257.27	11,112.56	9,139.85	11,774.00	11,722.26	11,923.29	11,247.99	12,210.76	7,444.44
M S C I All Country World Index 3 [Member]
Account Value [Line Items]
Accumulated Value						10,000.00																																																								13,613.08																																																																				10,196.68					23,454.08	22,218.80	19,962.84	18,612.27	16,335.95	15,972.21	20,010.72	18,958.25	16,881.37		13,191.58	14,027.03	12,512.16	12,339.33	12,676.08	12,461.39	11,334.49	9,997.83	9,643.96	9,643.03
Solactive Junior Gold Miners Custom Factors Index T R 3 [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000.00																																																								17,384.13																																																																				$ 11,311.94					18,304.77	15,953.37	15,097.10	13,569.17	13,974.83	13,507.22	19,351.73	20,370.75	23,023.37		$ 15,935.15	$ 13,694.27	$ 11,124.88	$ 9,476.06	$ 12,901.08	$ 13,689.31	$ 13,493.98	$ 13,978.96	$ 13,823.04	$ 8,172.95
MSCI All Country World Index
Account Value [Line Items]
Accumulated Value			10,000.00																																																																																																																																		10,534.65		13,275.15	12,575.97	11,299.08
Nasdaq Sprott Critical Materials™ Index [Member]
Account Value [Line Items]
Accumulated Value			10,000.00																																																																																																																																		8,706.24		7,837.96	8,736.25	8,986.32
M S C I All Country World Index 4 [Member]
Account Value [Line Items]
Accumulated Value				10,000.00																																																										9,817.44																																																																									16,914.55	16,023.69	14,396.75	13,422.75	11,781.12	11,518.79	14,431.28	13,672.26	12,174.46	9,513.47
North Shore Global Uranium Mining Index 4 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000.00																																																										$ 10,647.09																																																																									39,303.29	46,769.72	45,227.65	$ 30,323.37	$ 28,537.55	$ 25,534.80	$ 32,198.21	$ 26,197.41	$ 17,676.80	$ 11,369.21
Nasdaq Sprott Junior Uranium Miners™ Index [Member]
Account Value [Line Items]
Accumulated Value			10,000.00																																																																																																																																		8,474.03		10,069.49	12,532.52	12,067.68
Nasdaq Sprott Junior Copper Miners™ Index [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000.00																																																																																																																																		$ 9,442.12		10,806.44	11,425.18	9,662.65
M S C I All Country World Index 7 [Member]
Account Value [Line Items]
Accumulated Value		10,000.00																																																																																																																																	10,953.96				13,803.54	13,076.53	11,748.82
Nasdaq Sprott Nickel Miners 7 Index [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000.00																																																																																																																																	$ 10,446.07				6,543.63	$ 7,767.16	$ 8,203.36
M S C I All Country World Index 8 [Member]
Account Value [Line Items]
Accumulated Value	10,000.00																																																																																																																																			10,608.02			11,197.79
Nasdaq Sprott Copper Miners Index 8 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000.00																																																																																																																																			$ 12,686.89			$ 10,714.79